General Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
General Information (Details) [Line Items]
Negative working capital	$ 9,316,239
Microo Foods Ingredients S.L. [Member]
General Information (Details) [Line Items]
Investment in joint arrangements	50.00%	50.00%